Discontinued operations - Summary of the Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	$ 9,231	[1]	$ 183,615	$ 194,471	[2]	$ 182,342
Cost of goods sold	5,068	[1]	100,804	106,964	[2]	98,404
Gross profit	4,163	[1]	82,811	87,507	[2]	83,938
Financial income, net	(53)	[1]	(1,047)	(1,230)	[2]	(1,004)
Income before taxes from discontinued operations	(794)	[3]	(15,796)	(18,278)	[4]	(16,964)
Net income from discontinued operations	0	[1]	0	0	[2]	3,366
Less- amount attributable to non-controlling interest	0	[1]	0	0	[2]	(391)
Accumulated currency translation effect	$ 379	[5]	$ 7,543	$ 5,579	[6]	7,234
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues						24,167
Cost of goods sold						17,360
Gross profit						6,807
Operating expenses						5,750
Other expenses, net						7
Financial income, net						(185)
Foreign exchange gain, net						(73)
Income before taxes from discontinued operations						1,308
Income taxes						466
Net income from discontinued operations						842
Less- amount attributable to non-controlling interest						391
Net income from operations attributable to equity holders of the parent.						451
Accumulated currency translation effect						(811)
Gain on sale of subsidiary						3,335
Net income attributable to the equity holders of the parent from discontinued operations						$ 2,975

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[4]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[5]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[6]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18